Note 15 - Income Taxes	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of income tax [text block]
15.	INCOME TAXES

The income taxes recognized in profit or loss is as follows:

	December 31, 2018	December 31, 2017
Deferred tax expense	(796)	(728)
Total income tax expense	$(796)	$(728)

The provision for income taxes reported differs from the amounts computed by applying statutory Canadian federal and provincial tax rates to the loss before tax provision due to the following:

	December 31, 2018	December 31, 2017
Loss for the year before income taxes	$(5,006)	$(5,769)
Statutory tax rate	27%	26%

Recovery of income taxes computed at statutory rates	1,352	1,500
Share based payments	(569)	(588)
Mexican inflationary adjustments	(1,002)	(80)
Differing effective tax rate on loss in foreign jurisdiction	63	93
Impact of change in statutory tax rates	–	444
Unrecognized deferred tax assets	1,516	(4,671)
Impact of foreign exchange and other	(2,156)	2,574
Total income tax expense	$(796)	$(728)

The approximate tax effect of each item that gives rise to the Company’s unrecognized and recognized deferred tax assets and liabilities as at
December 31, 2018
and
2017
are as follows:

	December 31, 2018	December 31, 2017
Deferred income tax assets
Exploration and evaluation assets	$1,031	$1,303
Non-capital losses	1,761	872
Capital losses	551	–
Other	4	35
	$3,347	$2,210
Deferred income tax liablities
Exploration and evaluation assets	$(27)	$–
Investment in associate	(3,493)	(3,429)
Unrealized capital gain on foreign exchange	(1,940)	–
Other	–	(98)
	$(5,460)	$(3,527)
Net deferred income tax liability	$(2,113)	$(1,317)

The Company's movement of net deferred tax liabilities is described below:

	December 31, 2018	December 31, 2017
At January 1	$(1,317)	$(589)
Deferred income tax (expense) recovery through income statement	(796)	(728)
At December 31	$(2,113)	$(1,317)

The Company has the following deductible temporary differences for which no
deferred tax assets have been recognized:

	December 31, 2018	expiry dates	December 31, 2017

Non-capital losses	$70,659	2020-2038	$69,925
Exploration and evaluation assets	17,261	no expiry	21,103
Financing fees	1,737	2039 - 2041	3,657
Other	3,135	no expiry	2,977
Total	$92,792		$97,662

At
December 31, 2018,
the Company has non-capital loss carry forwards in Canada aggregating
$37,717
(
December 31, 2017:
$40,373
) which expire over the period between
2026
to
2038,
available to offset future taxable income in Canada, and the Company has capital loss carry forwards in Canada of
$4,081
(
December 31, 2017:
$1,635
) which are available only to offset future capital gains for Canadian tax purposes and may
be carried forward indefinitely.

At
December 31, 2018,
the Company has tax loss carry forwards in Mexico aggregating
$39,074
(
December 31, 2017:
$32,249
) which expire over the period
2020
to
2028,
available to offset future taxable income in Mexico.

At
December 31, 2018,
the Company has
$187
(
December 31, 2017:
$23
) included in cash that is held by foreign subsidiaries, and hence not
available to fund domestic operations unless the funds were repatriated. There are no
taxes payable on the funds should the Company choose to repatriate them, however, the Company does not
intend to repatriate these funds in the next year.